Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Common stocks: 98.66%
Communication services: 12.04%
Entertainment: 0.40%
Roku Incorporated †	16,700	$ 5,091,830
Interactive media & services: 11.64%
Alphabet Incorporated Class A †	24,290	71,920,747
Alphabet Incorporated Class C †	6,980	20,698,562
Facebook Incorporated Class A †	108,114	34,982,447
Snap Incorporated Class A †	333,553	17,538,217
		145,139,973
Consumer discretionary: 17.16%
Hotels, restaurants & leisure: 3.37%
Airbnb Incorporated Class A †	122,900	20,974,114
Chipotle Mexican Grill Incorporated †	11,862	21,102,854
		42,076,968
Internet & direct marketing retail: 9.11%
Amazon.com Incorporated †	31,234	105,334,479
MercadoLibre Incorporated †	5,560	8,234,471
		113,568,950
Specialty retail: 2.72%
Floor & Decor Holdings Incorporated Class A †	38,324	5,208,998
The Home Depot Incorporated	16,562	6,156,758
The TJX Companies Incorporated	344,509	22,561,894
		33,927,650
Textiles, apparel & luxury goods: 1.96%
lululemon athletica Incorporated †	24,891	11,599,455
Nike Incorporated Class B	76,547	12,805,548
		24,405,003
Consumer staples: 0.47%
Personal products: 0.47%
The Estee Lauder Companies Incorporated Class A	17,995	5,836,318
Financials: 5.19%
Capital markets: 5.19%
MarketAxess Holdings Incorporated	75,005	30,652,293
MSCI Incorporated	13,080	8,696,630
The Charles Schwab Corporation	127,426	10,452,755
Tradeweb Markets Incorporated Class A	167,099	14,888,521
		64,690,199
Health care: 9.85%
Biotechnology: 1.08%
Alnylam Pharmaceuticals Incorporated †	18,919	3,018,716
See accompanying notes to portfolio of investments

Allspring Large Cap Growth Fund  |  1

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Biotechnology (continued)
Horizon Therapeutics plc †	64,570	$ 7,742,589
Seagen Incorporated †	15,500	2,733,115
		13,494,420
Health care equipment & supplies: 5.15%
Abbott Laboratories	100,715	12,981,156
Boston Scientific Corporation †	233,329	10,063,480
Edwards Lifesciences Corporation †	148,077	17,742,586
Insulet Corporation †	20,005	6,201,950
Intuitive Surgical Incorporated †	8,570	3,094,884
Stryker Corporation	52,830	14,056,478
		64,140,534
Health care technology: 0.57%
Veeva Systems Incorporated Class A †	22,521	7,139,382
Life sciences tools & services: 1.21%
Agilent Technologies Incorporated	95,835	15,093,054
Pharmaceuticals: 1.84%
Zoetis Incorporated	106,300	22,982,060
Industrials: 6.45%
Air freight & logistics: 1.70%
United Parcel Service Incorporated Class B	99,150	21,165,551
Building products: 0.72%
Johnson Controls International plc	123,304	9,046,814
Commercial services & supplies: 1.42%
Copart Incorporated †	113,694	17,655,541
Electrical equipment: 0.84%
Generac Holdings Incorporated †	21,110	10,524,602
Road & rail: 1.77%
Norfolk Southern Corporation	75,335	22,076,922
Information technology: 44.66%
IT services: 11.74%
MasterCard Incorporated Class A	95,112	31,911,978
MongoDB Incorporated †	31,375	16,355,474
PayPal Holdings Incorporated †	67,880	15,788,209
Shopify Incorporated Class A †	2,880	4,224,182
Snowflake Incorporated Class A †	22,924	8,111,428
Square Incorporated Class A †	109,534	27,876,403
Twilio Incorporated Class A †	62,887	18,322,756
Visa Incorporated Class A	112,715	23,869,656
		146,460,086
Semiconductors & semiconductor equipment: 7.99%
ASML Holding NV	5,423	4,408,248
Enphase Energy Incorporated †	47,800	11,071,914
Microchip Technology Incorporated	345,965	25,632,547
See accompanying notes to portfolio of investments

2  |  Allspring Large Cap Growth Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
NVIDIA Corporation	188,931	$ 48,303,989
Texas Instruments Incorporated	54,191	10,159,729
		99,576,427
Software: 19.72%
Adobe Incorporated †	7,715	5,017,527
Crowdstrike Holdings Incorporated Class A †	26,000	7,326,800
Dynatrace Incorporated †	291,721	21,879,075
Freshworks Incorporated Class A †	12,626	634,457
Microsoft Corporation	434,920	144,228,170
RingCentral Incorporated Class A †	25,426	6,198,350
ServiceNow Incorporated †	47,665	33,258,730
Unity Software Incorporated †	114,315	17,297,004
Workday Incorporated Class A †	34,581	10,027,798
		245,867,911
Technology hardware, storage & peripherals: 5.21%
Apple Incorporated	433,885	64,995,973
Materials: 2.84%
Chemicals: 2.84%
Linde plc	110,865	35,388,108
Total Common stocks (Cost $500,564,577)		1,230,344,276

		Yield
Short-term investments: 0.96%
Investment companies: 0.96%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	11,970,435	11,970,435
Total Short-term investments (Cost $11,970,435)				11,970,435
Total investments in securities (Cost $512,535,012)	99.62%			1,242,314,711
Other assets and liabilities, net	0.38			4,696,721
Total net assets	100.00%			$1,247,011,432

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,488,900	$55,219,590	$(52,738,055)	$0	$0	$11,970,435	11,970,435	$501
See accompanying notes to portfolio of investments

Allspring Large Cap Growth Fund  |  3

Notes to portfolio of investments—October 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$150,231,803	$0	$0	$150,231,803
Consumer discretionary	213,978,571	0	0	213,978,571
Consumer staples	5,836,318	0	0	5,836,318
Financials	64,690,199	0	0	64,690,199
Health care	122,849,450	0	0	122,849,450
Industrials	80,469,430	0	0	80,469,430
Information technology	556,900,397	0	0	556,900,397
Materials	35,388,108	0	0	35,388,108
Short-term investments
Investment companies	11,970,435	0	0	11,970,435
Total assets	$1,242,314,711	$0	$0	$1,242,314,711
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

4  |  Allspring Large Cap Growth Fund

Notes to portfolio of investments—October 31, 2021 (unaudited)

For the three months ended October 31, 2021, the Fund did not have any transfers into/out of Level 3.

Allspring Large Cap Growth Fund  |  5